Debt - Additional information (Details) - USD ($)			12 Months Ended
	Dec. 31, 2025	Sep. 30, 2022	Dec. 31, 2025	Dec. 31, 2024	Sep. 22, 2022	Jul. 31, 2022
Convertible Debt [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument, Face Amount	$ 20,000,000		$ 20,000,000
Debt Instrument Outstanding Balance	53,900,000		53,900,000
Convertible Debt [Member] | Affiliated Entity [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument, Face Amount	10,000,000		10,000,000
Convertible Debt [Member] | Affiliated Entity Board [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument, Face Amount	5,000		5,000
Convertible Debt [Member] | Simple Agreement For Future Equity [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument, Face Amount	$ 12,400,000		$ 12,400,000
Senior Notes [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	50.00%		50.00%
Debt instrument aggregate principal amount	$ 4,900,000		$ 4,900,000
Secured Debt [Member]
Debt Instrument, Redemption [Line Items]
Annual interest rate	16.50%		16.50%
Debt Instrument, Interest Rate, Stated Percentage	9.00%		9.00%
Debt Instrument, Interest Rate, Increase (Decrease)	13.75%
Second Lien Loans [Member]
Debt Instrument, Redemption [Line Items]
Aggregate principal amount, outstanding	$ 10,900,000		$ 10,900,000
Conversion of stock, shares converted	7,700,557
Common stock, convertible, conversion price, increase	$ 6
Line of credit facility, average outstanding amount	$ 10,000,000		10,000
Debt Instrument, Maturity Date	Oct. 01, 2026
Second Lien Loans [Member] | Convertible Debt [Member]
Debt Instrument, Redemption [Line Items]
Debt Instrument, Face Amount	$ 43,900,000		43,900,000
Long-term debt, fair value	$ 67,400,000		$ 67,400,000
2022 Credit Facility [Member]
Debt Instrument, Redemption [Line Items]
Secured term loans					$ 30,000,000
Debt instrument maturity year		2030-01
Interest only payments, date		Jul. 01, 2028
Annual rate of interest, payable	10.25%		10.25%
Prepayment or maturity of the debt			$ 1,200,000
Debt issuance costs	$ 800,000		800,000
Fair value of warrant to purchase shares	500,000		500,000
2022 Credit Facility [Member] | Line of Credit [Member]
Debt Instrument, Redemption [Line Items]
Secured term loans	$ 30,000,000		30,000,000
Repayments of Secured Debt			15,000,000
Debt Instrument Final Repayment Fee Paid			$ 1,200,000
2022 Credit Facility [Member] | Maximum [Member]
Debt Instrument, Redemption [Line Items]
Annual rate of interest, payable	6.50%		6.50%
Prepayment fee range			2.00%
2022 Credit Facility [Member] | Minimum [Member]
Debt Instrument, Redemption [Line Items]
Annual rate of interest, payable	3.50%		3.50%
Prepayment fee range			1.00%
2022 Equipment Facility [Member]
Debt Instrument, Redemption [Line Items]
Secured term loans						$ 10,000,000
Debt issuance costs	$ 100,000		$ 100,000
Aggregate principal amount	8,500,000		8,500,000
Aggregate principal amount, outstanding	$ 1,900,000		$ 1,900,000	$ 4,100,000
Annual interest rate	3.38%		3.38%
2022 Equipment Facility [Member] | Maximum [Member]
Debt Instrument, Redemption [Line Items]
Annual interest rate	7.00%		7.00%
2022 Equipment Facility [Member] | Minimum [Member]
Debt Instrument, Redemption [Line Items]
Annual interest rate	6.00%		6.00%